Investment In Associates And Jointly Controlled Entity - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended
	Jun. 30, 2012 LQ Energy	Apr. 30, 2012 LQ Energy	Dec. 31, 2012 LQ Energy	Mar. 31, 2009 LQ Energy	Jan. 31, 2008 Sinoma	Sep. 30, 2011 Geermu Hydropower
Business Acquisition [Line Items]
Percentage of equity interest acquired					33.50%
Percentage of share capital		51.00%		51.00%		20.00%
Consideration of the equity method investment		$ 43,159
Amount set off against advance receipt		39,453
Remainder amount received	3,706
Other income			$ 3,427